DERIVATIVES AND HEDGING TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
DERIVATIVES AND HEDGING TRANSACTIONS
Fair value of the company's outstanding derivatives

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
MILLIONS	2013	2012	2013	2012

Derivatives designated as hedging instruments:

Foreign currency forward contracts	$4.4	$0.8	$1.1	$1.7

Derivatives not designated as hedging instruments:

Foreign currency forward contracts	15.8	5.7	13.1	8.2
Total	$20.2	$6.5	$14.2	$9.9

Impact on AOCI and earnings from derivative contracts qualified as cash flow hedges

MILLIONS	LOCATION	2013	2012	2011

Unrealized gain (loss) recognized into AOCI (effective portion)
Foreign currency forward contracts	AOCI (equity)	$4.7	$(1.9)	$0.2
Interest rate swap contracts	AOCI (equity)	––	––	(15.3)
Gain (loss) recognized in income (effective portion)
Foreign currency forward contracts	Sales	––	(0.1)	(0.3)
	Cost of sales	(0.8)	2.0	(4.7)
	SG&A	–	0.2	(1.5)
		(0.8)	2.1	(6.5)
Interest rate swap contracts	Interest expense, net	(4.1)	(4.1)	(0.8)
	Total	$(4.9)	$(2.0)	$(7.3)

Impact on earnings from derivative contracts not designated as hedging instruments

MILLIONS	LOCATION	2013	2012	2011

Gain (loss) recognized in income
Foreign currency forward contracts	SG&A	$(1.4)	$(0.9)	$2.9
	Interest expense, net	(6.6)	(7.0)	(5.4)
	Total	$(8.0)	$(7.9)	$(2.5)
3

Gains and losses on net investment hedge
MILLIONS	2013		2012	2011
	o
Revaluation gains (losses), net of tax		$(11.4)	$9.8	$(9.5)